STATEMENT OF INVESTMENTS
BNY Mellon Municipal Opportunities Fund

November 30, 2021 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 1.5%
Commercial & Professional Services - .5%
Novant Health, Unscd. Bonds	2.64	11/1/2036	5,000,000	5,077,797
University of Southern California, Sr. Unscd. Bonds, Ser. 21A	2.95	10/1/2051	8,000,000	8,659,246
				13,737,043
Health Care - 1.0%
AdventHealth Obligated Group, Unscd. Notes, Ser. E	2.80	11/15/2051	5,000,000	5,095,750
AHS Hospital, Sr. Unscd. Bonds, Ser. 2021	2.78	7/1/2051	5,000,000	5,146,757
Allina Health System, Scd. Bonds, Ser. 2021	2.90	11/15/2051	5,000,000	5,184,727
Kaiser Foundation Hospitals, Unscd. Bonds, Ser. 2021	2.81	6/1/2041	10,000,000	10,229,857
				25,657,091
Total Bonds and Notes (cost $38,000,000)			39,394,134

Long-Term Municipal Investments - 102.1%
Alabama - 1.5%
Alabama Public School & College Authority, Revenue Bonds, Refunding, Ser. A	4.00	11/1/2040	5,000,000	5,980,813
Alabama Public School & College Authority, Revenue Bonds, Refunding, Ser. A	4.00	11/1/2038	10,000,000	12,007,515
Alabama Public School & College Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/1/2039	10,000,000	13,042,022
Auburn University, Revenue Bonds, Ser. A	5.00	6/1/2048	5,000,000	6,179,601
Auburn University, Revenue Bonds, Ser. A	5.00	6/1/2043	3,500,000	4,339,656
				41,549,607
Arizona - 2.2%
Arizona Health Facilities Authority, Revenue Bonds, Refunding (Phoenix Children's Hospital Obligated Group) Ser. A	5.00	2/1/2042	6,000,000	6,047,351
Arizona Industrial Development Authority, Revenue Bonds (Academies of Math & Science Projects)	5.00	7/1/2049	1,000,000	[a] 1,150,039

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
Arizona - 2.2% (continued)
Arizona Industrial Development Authority, Revenue Bonds (Academies of Math & Science Projects) Ser. B	5.50	7/1/2038	1,165,000	[a]	1,339,754
Arizona Industrial Development Authority, Revenue Bonds (Academies of Math & Science Projects) Ser. B	5.63	7/1/2048	2,000,000	[a]	2,286,152
Arizona Industrial Development Authority, Revenue Bonds (Academies of Math & Science Projects) Ser. B	5.75	7/1/2053	3,260,000	[a]	3,737,346
Arizona Industrial Development Authority, Revenue Bonds (Doral Academy of Nevada) Ser. A	5.00	7/15/2049	1,675,000	[a]	1,921,598
Arizona Industrial Development Authority, Revenue Bonds (Doral Academy of Nevada) Ser. A	5.00	7/15/2039	1,325,000	[a]	1,538,315
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2049	2,000,000		2,230,129
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2044	1,625,000		1,960,988
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Communities) Ser. A	5.00	1/1/2043	1,750,000		1,817,817
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Communities) Ser. B	5.00	1/1/2049	1,400,000		1,310,621
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Communities) Ser. B	5.00	1/1/2043	1,650,000		1,567,452
Arizona Industrial Development Authority, Revenue Bonds (JEROME Facility Project) Ser. B	4.00	7/1/2061	3,700,000		3,913,575
Arizona Industrial Development Authority, Revenue Bonds (JEROME Facility Project) Ser. B	4.00	7/1/2051	1,750,000		1,858,785
Arizona Industrial Development Authority, Revenue Bonds (JEROME Facility Project) Ser. B	4.00	7/1/2041	720,000		771,369
Arizona Industrial Development Authority, Revenue Bonds (Lone Mountain Campus Project) Ser. A	5.00	12/15/2049	700,000	[a]	793,702

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
Arizona - 2.2% (continued)
Arizona Industrial Development Authority, Revenue Bonds (Lone Mountain Campus Project) Ser. A	5.00	12/15/2039	400,000	[a]	460,053
Arizona Industrial Development Authority, Revenue Bonds (MACOMBS Facility Project) Ser. A	4.00	7/1/2051	2,000,000		2,217,632
Arizona Industrial Development Authority, Revenue Bonds (MACOMBS Facility Project) Ser. A	4.00	7/1/2041	950,000		1,069,197
Arizona Industrial Development Authority, Revenue Bonds (NCCU Properties) (Insured; Build America Mutual) Ser. A	4.00	6/1/2044	2,000,000		2,268,971
Arizona Industrial Development Authority, Revenue Bonds (Phoenix Children's Hospital Obligated Group)	3.00	2/1/2045	1,600,000		1,703,919
Arizona Industrial Development Authority, Revenue Bonds (Somerset Academy of Las Vegas)	4.00	12/15/2041	500,000	[a]	549,324
Maricopa County Pollution Control Corp., Revenue Bonds, Refunding (Southern California Edison) Ser. A	2.40	6/1/2035	5,000,000		5,110,326
Maricopa County Special Health Care District, GO, Ser. C	5.00	7/1/2036	7,500,000		9,264,789
Pinal County Industrial Development Authority, Revenue Bonds (Green Bond) (WOF SW GGP 1 Project) Ser. A	5.50	10/1/2033	2,056,000	[a,b]	2,137,373
				59,026,577
Arkansas - .5%
Arkansas Development Finance Authority, Revenue Bonds	4.00	6/1/2045	4,500,000		5,146,025
Arkansas Development Finance Authority, Revenue Bonds	4.00	6/1/2039	1,085,000		1,258,657
University of Arkansas, Revenue Bonds (Fayetteville Campus)	5.00	11/1/2042	5,990,000		7,373,622
				13,778,304
California - 22.3%
Alameda Corridor Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	10/1/2037	1,000,000		1,124,375
Alameda Corridor Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	10/1/2035	1,500,000		1,690,562

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
California - 22.3% (continued)
Alameda Corridor Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2036	2,500,000		2,940,374
Anaheim Public Financing Authority, Revenue Bonds, Refunding (Anaheim Convention Center Expansion Project) Ser. A	5.00	5/1/2046	6,450,000		7,040,012
Bay Area Toll Authority, Revenue Bonds, Refunding	4.00	4/1/2042	5,000,000		5,770,724
California, GO	5.00	4/1/2033	1,205,000		1,534,990
California, GO	5.00	4/1/2049	2,500,000		3,121,582
California, GO, Refunding	4.00	10/1/2039	5,000,000		5,963,389
California, GO, Refunding	4.00	10/1/2044	5,000,000		5,897,829
California, GO, Refunding	5.00	4/1/2035	9,000,000		9,925,599
California, GO, Refunding	5.00	12/1/2030	1,700,000		2,271,162
California, GO, Refunding	5.00	9/1/2041	10,000,000		13,303,889
California, GO, Refunding	5.00	9/1/2034	7,000,000		8,403,367
California, GO, Refunding	5.00	9/1/2031	5,500,000		7,449,826
California, GO, Refunding	5.00	12/1/2031	1,200,000		1,634,264
California Community Choice Financing Authority, Revenue Bonds (Green Bond) Ser. A	4.00	12/1/2027	5,000,000	[c]	5,785,648
California Community Choice Financing Authority, Revenue Bonds (Green Bond) Ser. B1	4.00	8/1/2031	7,500,000	[c]	9,089,289
California Community College Financing Authority, Revenue Bonds (Orange Coast Properties)	5.25	5/1/2043	1,250,000		1,460,583
California Community College Financing Authority, Revenue Bonds (Orange Coast Properties)	5.25	5/1/2048	2,000,000		2,322,738
California Community Housing Agency, Revenue Bonds (Arbors Apartments) Ser. A	5.00	8/1/2050	4,000,000	[a]	4,486,189
California Community Housing Agency, Revenue Bonds (Creekwood Apartments) Ser. A	4.00	2/1/2056	5,000,000	[a]	5,190,815
California Community Housing Agency, Revenue Bonds (Fountains at Emerald Park)	3.00	8/1/2056	5,000,000	[a]	4,579,737
California Community Housing Agency, Revenue Bonds (Fountains at Emerald Park)	4.00	8/1/2046	2,500,000	[a]	2,531,936
California Community Housing Agency, Revenue Bonds (Serenity at Larkspur Apartments) Ser. A	5.00	2/1/2050	5,000,000	[a]	5,558,374

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
California - 22.3% (continued)
California Community Housing Agency, Revenue Bonds (Stoneridge Apartments) Ser. A	4.00	2/1/2056	3,250,000	[a]	3,394,496
California Community Housing Agency, Revenue Bonds (Verdant At Green Valley Project)	5.00	8/1/2049	5,000,000	[a]	5,546,211
California Community Housing Agency, Revenue Bonds, (Annadel Apartments) Ser. A	5.00	4/1/2049	3,500,000	[a]	3,831,962
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2049	1,750,000		2,034,877
California Educational Facilities Authority, Revenue Bonds (Green Bond) (Loyola Marymount University)	5.00	10/1/2048	3,000,000		3,643,817
California Educational Facilities Authority, Revenue Bonds, Refunding (Loma Linda University) Ser. A	5.00	4/1/2047	2,500,000		2,925,417
California Educational Facilities Authority, Revenue Bonds, Refunding (Loma Linda University) Ser. A	5.00	4/1/2042	2,000,000		2,353,775
California Health Facilities Financing Authority, Revenue Bonds (Cedars-Sinai Medical Center Obligated Group) Ser. A	4.00	8/15/2048	8,000,000	[d]	9,495,341
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Children's Hospital Los Angeles Obligated Group) Ser. A	5.00	8/15/2047	1,000,000		1,186,291
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Lucile Salter Packard Children's Hospital at Stanford Obligated Group)	4.00	5/15/2046	5,000,000		5,795,490
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Lucile Salter Packard Children's Hospital at Stanford Obligated Group)	4.00	5/15/2051	5,000,000		5,748,853
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. A	5.00	7/1/2037	2,270,000		2,431,600

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
California - 22.3% (continued)
California Health Facilities Financing Authority, Revenue Bonds, Refunding, Ser. A2	4.00	11/1/2044	12,000,000		13,878,962
California Infrastructure & Economic Development Bank, Revenue Bonds (WFCS Portfolio Project) Ser. A-1	5.00	1/1/2056	1,200,000	[a]	1,353,889
California Municipal Finance Authority, Revenue Bonds	5.00	5/15/2049	2,000,000		2,403,274
California Municipal Finance Authority, Revenue Bonds (Bowles Hall Foundation) Ser. A	5.00	6/1/2035	600,000		677,198
California Municipal Finance Authority, Revenue Bonds (Bowles Hall Foundation) Ser. A	5.00	6/1/2050	2,750,000		3,073,746
California Municipal Finance Authority, Revenue Bonds (CHF-Davis I)	5.00	5/15/2040	5,000,000		6,095,967
California Municipal Finance Authority, Revenue Bonds (CHF-Davis I)	5.00	5/15/2043	5,000,000		6,059,397
California Municipal Finance Authority, Revenue Bonds (CHF-Davis I)	5.00	5/15/2048	6,000,000		7,227,701
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2037	2,605,000		3,202,861
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2034	2,250,000		2,781,477
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2052	7,500,000		9,023,669
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2043	2,000,000		2,428,136
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2039	3,265,000		3,997,459
California Municipal Finance Authority, Revenue Bonds (Claremont Colleges Project) Ser. A	5.00	7/1/2040	1,515,000	[a]	1,721,236
California Municipal Finance Authority, Revenue Bonds (Claremont Colleges Project) Ser. A	5.00	7/1/2052	2,075,000	[a]	2,321,630

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
California - 22.3% (continued)
California Municipal Finance Authority, Revenue Bonds (Emerson College)	6.00	1/1/2022	6,000,000	[e]	6,028,493
California Municipal Finance Authority, Revenue Bonds (Green Bond) (Insured; Build America Mutual)	4.00	5/15/2046	1,000,000		1,168,985
California Municipal Finance Authority, Revenue Bonds (John Adams Academy - Lincoln) Ser. A	5.00	10/1/2049	1,515,000	[a]	1,642,159
California Municipal Finance Authority, Revenue Bonds (John Adams Academy - Lincoln) Ser. A	5.00	10/1/2057	1,650,000	[a]	1,781,242
California Municipal Finance Authority, Revenue Bonds (LAX Integrated Express Solutions Project)	5.00	12/31/2047	2,250,000		2,680,640
California Municipal Finance Authority, Revenue Bonds (Northbay Healthcare Group Obligated Group) Ser. A	5.25	11/1/2041	1,200,000		1,402,606
California Municipal Finance Authority, Revenue Bonds (Northbay Healthcare Group Obligated Group) Ser. A	5.25	11/1/2047	700,000		810,878
California Municipal Finance Authority, Revenue Bonds (Palmdale Aerospace Academy Project) Ser. A	5.00	7/1/2038	1,100,000	[a]	1,292,871
California Municipal Finance Authority, Revenue Bonds (Southwestern Law School)	6.50	11/1/2031	300,000		301,291
California Municipal Finance Authority, Revenue Bonds (United Airlines Project)	4.00	7/15/2029	3,000,000		3,430,118
California Municipal Finance Authority, Revenue Bonds, Refunding (Community Medical Center) Ser. A	5.00	2/1/2042	1,000,000		1,196,840
California Municipal Finance Authority, Revenue Bonds, Refunding (William Jessup University)	5.00	8/1/2039	1,500,000		1,684,323
California Pollution Control Financing Authority, Revenue Bonds (Rialto Bioenergy Facility Project)	7.50	12/1/2040	5,000,000	[a]	4,162,013

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
California - 22.3% (continued)
California Pollution Control Financing Authority, Revenue Bonds (Waste Management Project) Ser. A	2.50	5/1/2024	2,870,000	[c]	2,903,605
California Public Finance Authority, Revenue Bonds (ENSO Village Project) Ser. 85	3.13	5/15/2029	1,000,000	[a]	1,013,934
California Public Finance Authority, Revenue Bonds (Green Bond) (ENSO Village Project)	5.00	11/15/2056	500,000	[a]	572,417
California Public Finance Authority, Revenue Bonds (Green Bond) (ENSO Village Project)	5.00	11/15/2046	500,000	[a]	575,093
California Public Finance Authority, Revenue Bonds (Green Bond) (ENSO Village Project)	5.00	11/15/2036	500,000	[a]	588,699
California Public Finance Authority, Revenue Bonds (Green Bond) (ENSO Village Project)	5.00	11/15/2051	250,000	[a]	286,972
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2035	2,415,000		3,144,940
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2031	3,500,000		4,661,598
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2036	2,500,000		3,249,074
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2030	3,500,000		4,572,348
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2032	3,500,000		4,760,609
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2034	1,920,000		2,504,458
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2033	2,295,000		2,999,876
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2032	2,035,000		2,667,047
California School Finance Authority, Revenue Bonds (Aspire Public Schools Obligated Group) Ser. A	4.00	8/1/2041	500,000	[a]	558,525
California School Finance Authority, Revenue Bonds (Aspire Public Schools Obligated Group) Ser. A	4.00	8/1/2051	750,000	[a]	830,149
California School Finance Authority, Revenue Bonds (Aspire Public Schools Obligated Group) Ser. A	4.00	8/1/2036	300,000	[a]	337,807
California School Finance Authority, Revenue Bonds (Aspire Public Schools Obligated Group) Ser. A	4.00	8/1/2061	2,270,000	[a]	2,489,015

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
California - 22.3% (continued)
California School Finance Authority, Revenue Bonds (Green Dot Public Schools California Project) Ser. A	5.00	8/1/2048	2,750,000	[a]	3,226,088
California School Finance Authority, Revenue Bonds (Green Dot Public Schools California Project) Ser. A	5.00	8/1/2038	1,000,000	[a]	1,191,986
California School Finance Authority, Revenue Bonds (KIPP LA Project) Ser. A	5.00	7/1/2047	870,000	[a]	1,009,074
California School Finance Authority, Revenue Bonds (KIPP LA Project) Ser. A	5.00	7/1/2037	590,000	[a]	694,174
California School Finance Authority, Revenue Bonds (Summit Public Schools Obligated Group)	5.00	6/1/2047	1,500,000	[a]	1,714,552
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)	5.00	12/1/2033	1,000,000	[a]	1,218,270
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)	5.25	12/1/2038	1,500,000	[a]	1,837,940
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A	5.00	12/1/2036	6,500,000	[a]	7,506,559
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A	5.00	12/1/2041	2,500,000	[a]	2,872,377
California Statewide Communities Development Authority, Revenue Bonds, Refunding (CHF-Irvine)	5.00	5/15/2040	2,000,000		2,319,130
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Front Porch Communities & Services Obligated Group)	4.00	4/1/2042	1,600,000		1,785,777
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Front Porch Communities & Services Obligated Group)	5.00	4/1/2047	1,500,000		1,768,677

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
California - 22.3% (continued)
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Loma Linda University Medical Center Obligated Group)	5.25	12/1/2044	3,000,000		3,384,554
California University, Revenue Bonds, Refunding, Ser. A	4.00	11/1/2045	500,000		560,950
Capistrano Unified School Community Facilities District No. 90-2, Special Tax Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	9/1/2032	4,000,000		4,312,722
Chino Valley Unified School District, GO, Ser. B	4.00	8/1/2045	2,610,000		3,094,235
Cloverdale Unified School District, GO, Refunding, Ser. B	4.00	8/1/2049	5,000,000		5,763,483
CMFA Special Finance Agency, Revenue Bonds, Ser. A1	3.00	12/1/2056	1,000,000	[a]	905,563
CMFA Special Finance Agency VIII, Revenue Bonds, Ser. A2	4.00	8/1/2047	3,500,000	[a]	3,539,065
CSCDA Community Improvement Authority, Revenue Bonds	4.00	12/1/2056	2,500,000	[a]	2,530,872
CSCDA Community Improvement Authority, Revenue Bonds, Ser. A2	4.00	9/1/2056	5,000,000	[a]	5,259,652
CSCDA Community Improvement Authority, Revenue Bonds, Ser. B	4.00	2/1/2057	1,000,000	[a]	1,013,983
Desert Sands Unified School District, GO	5.00	8/1/2040	7,680,000		9,380,407
Foothill Eastern Transportation Corridor Agency, Revenue Bonds, Refunding, Ser. B1	3.95	1/15/2053	5,000,000		5,520,478
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	2.96	1/15/2046	2,000,000		2,008,017
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. D	3.06	1/15/2043	1,000,000		1,004,361
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Refunding, Ser. A	4.09	1/15/2049	7,500,000		8,143,082
Fowler Unified School District, GO (Insured; Build America Mutual) Ser. B	3.38	8/1/2045	1,200,000		1,318,716
Fowler Unified School District, GO (Insured; Build America Mutual) Ser. B	5.00	8/1/2050	3,000,000		3,786,087

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
California - 22.3% (continued)
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2032	5,000,000		6,113,611
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2047	5,000,000		5,108,458
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A2	5.00	6/1/2047	5,000,000		5,108,453
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. B	2.75	6/1/2034	5,000,000		5,155,851
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. B	3.29	6/1/2042	6,000,000		6,187,531
Grant Joint Union High School District, GO (Insured; Assured Guaranty Municipal Corp.)	0.00	2/1/2033	4,380,000	[f]	3,524,012
Grant Joint Union High School District, GO (Insured; Assured Guaranty Municipal Corp.)	0.00	8/1/2029	2,080,000	[f]	1,835,086
Irvine, Special Assessment Bonds, Refunding	4.00	9/2/2029	1,000,000		1,022,339
Long Beach Marina System, Revenue Bonds	5.00	5/15/2045	2,000,000		2,189,462
Long Beach Marina System, Revenue Bonds	5.00	5/15/2040	2,500,000		2,751,025
Los Angeles Airports Department, Revenue Bonds, Refunding, Ser. B	5.00	5/15/2048	5,000,000		6,438,735
Los Angeles County Public Works Financing Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2034	1,000,000		1,131,201
Los Angeles County Public Works Financing Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2039	1,000,000		1,128,011
Los Angeles Unified School District, GO, Ser. RYQ	4.00	7/1/2044	7,500,000		8,881,450
Mount Diablo Unified School District, GO, Refunding, Ser. B	4.00	8/1/2031	2,350,000	[d]	2,872,765
Mount Diablo Unified School District, GO, Refunding, Ser. B	4.00	8/1/2030	2,440,000	[d]	2,947,208
New Haven Unified School District, GO (Insured; Assured Guaranty Corp.)	0.00	8/1/2032	2,500,000	[f]	2,040,298
Norman Y. Mineta San Jose International Airport, Revenue Bonds, Refunding, Ser. A	5.00	3/1/2047	8,500,000		10,070,366
Northern California Energy Authority, Revenue Bonds, Ser. A	4.00	7/1/2024	10,000,000	[c]	10,842,101

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
California - 22.3% (continued)
Northern California Gas Authority No. 1, Revenue Bonds, Ser. B, 3 Month LIBOR x .67 +.72%	0.81	7/1/2027	545,000	[g]	549,237
Oroville, Revenue Bonds (Oroville Hospital)	5.25	4/1/2039	1,750,000		1,995,702
Palomar Health, Revenue Bonds, Refunding	5.00	11/1/2039	1,000,000		1,164,473
Riverside County Transportation Commission, Revenue Bonds, Refunding, Ser. A	5.25	6/1/2023	2,000,000	[e]	2,151,066
Riverside County Transportation Commission, Revenue Bonds, Ser. A	5.75	6/1/2023	5,000,000	[e]	5,403,211
Riverside County Transportation Commission, Revenue Bonds, Ser. A	5.75	6/1/2023	2,000,000	[e]	2,161,284
San Diego County Regional Airport Authority, Revenue Bonds, Ser. A	4.00	7/1/2051	12,075,000	[d]	14,256,334
San Diego County Regional Airport Authority, Revenue Bonds, Ser. A	4.00	7/1/2046	2,250,000	[d]	2,679,501
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	4.00	7/1/2046	2,000,000	[d]	2,332,108
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	4.00	7/1/2051	2,500,000	[d]	2,899,513
San Diego Unified School District, GO, Ser. A	0.00	7/1/2025	1,615,000	[f]	1,579,058
San Diego Unified School District, GO, Ser. A	0.00	7/1/2025	2,385,000	[f]	2,323,615
San Diego Unified School District, GO, Ser. F	4.00	7/1/2035	2,205,000		2,478,112
San Francisco Airport City & County, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2044	6,500,000		7,995,617
San Francisco City & County Redevelopment Agency, Special Tax Bonds, Ser. C	0.00	8/1/2038	2,000,000	[f]	787,489
San Francisco City & County Redevelopment Agency, Special Tax Bonds, Ser. C	0.00	8/1/2043	7,835,000	[f]	2,283,248
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Refunding, Ser. A	5.00	1/15/2050	5,000,000		5,583,231
Sierra Joint Community College District School Facilities District No. 2, GO (Insured; National Public Finance Guarantee Corp.) Ser. B	0.00	8/1/2030	3,020,000	[f]	2,656,021

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
California - 22.3% (continued)
Sierra Joint Community College District School Facilities District No. 2, GO (Insured; National Public Finance Guarantee Corp.) Ser. B	0.00	8/1/2031	5,330,000	[f]	4,581,573
The Morongo Band of Mission Indians, Revenue Bonds, Ser. A	5.00	10/1/2042	1,000,000	[a]	1,186,409
Tobacco Securitization Authority of Northern California, Revenue Bonds, Refunding (San Diego County Tobacco Asset Securitization)	5.00	6/1/2039	2,000,000		2,514,110
Tobacco Securitization Authority of Northern California, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2040	500,000		592,589
Tobacco Securitization Authority of Northern California, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2039	1,000,000		1,188,235
Tobacco Securitization Authority of Northern California, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2037	500,000		597,465
Tobacco Securitization Authority of Northern California, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2038	800,000		953,354
Tobacco Securitization Authority of Southern California, Revenue Bonds, Refunding (San Diego County Tobacco Asset Securitization)	5.00	6/1/2048	4,000,000		4,939,349
Transbay Joint Powers Authority, Tax Allocation Bonds (Green Bond) Ser. A	5.00	10/1/2045	1,000,000		1,253,634
Transbay Joint Powers Authority, Tax Allocation Bonds (Green Bond) Ser. A	5.00	10/1/2049	1,000,000		1,248,535
Transbay Joint Powers Authority, Tax Allocation Bonds (Green Bond) Ser. A	5.00	10/1/2039	900,000		1,142,254
Transbay Joint Powers Authority, Tax Allocation Bonds (Green Bond) Ser. A	5.00	10/1/2040	1,000,000		1,267,119
University of California, Revenue Bonds, Refunding (Limited Project) Ser. G	5.00	5/15/2037	7,325,000		7,485,311
University of California, Revenue Bonds, Refunding, Ser. AZ	5.00	5/15/2043	5,000,000		6,184,565
University of California, Revenue Bonds, Refunding, Ser. BH	4.00	5/15/2051	15,000,000		17,823,643

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
California - 22.3% (continued)
University of California, Revenue Bonds, Refunding, Ser. S	5.00	5/15/2034	3,000,000		4,045,150
University of California, Revenue Bonds, Refunding, Ser. S	5.00	5/15/2035	2,000,000		2,691,393
University of California, Revenue Bonds, Refunding, Ser. S	5.00	5/15/2033	5,000,000		6,762,036
University of California, Revenue Bonds, Ser. AV	5.00	5/15/2042	2,525,000		3,067,801
				604,832,749
Colorado - 1.3%
Colorado Board Governors University System, Revenue Bonds, Refunding, Ser. C	5.00	3/1/2043	2,995,000		3,624,483
Colorado Board Governors University System, Revenue Bonds, Refunding, Ser. C	5.00	3/1/2028	2,005,000	[e]	2,507,307
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Evangelical Lutheran Good Samaritan Society Project) Ser. R	5.00	6/1/2027	2,500,000	[e]	3,052,878
Denver City & County, Revenue Bonds, Ser. A	4.00	8/1/2051	10,000,000		11,872,061
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	4.00	12/1/2048	1,250,000		1,414,845
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.25	12/1/2048	3,500,000		4,287,198
Denver Urban Renewal Authority, Tax Allocation Bonds, Ser. A	5.25	12/1/2039	1,000,000	[a]	1,087,000
Denver Urban Renewal Authority, Tax Allocation Bonds, Ser. A	5.25	12/1/2039	2,500,000	[a]	2,718,432
E-470 Public Highway Authority, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2040	1,725,000		1,923,111
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	3.00	7/15/2037	1,000,000		1,067,246
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	4.00	7/15/2033	1,000,000		1,244,258
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	4.00	7/15/2035	1,000,000		1,199,537
				35,998,356
Connecticut - 1.8%
Connecticut, GO, Ser. 2021 A	3.00	1/15/2040	5,000,000		5,477,396
Connecticut, GO, Ser. 2021 A	3.00	1/15/2038	5,000,000		5,512,702
Connecticut, GO, Ser. 2021 A	3.00	1/15/2037	5,000,000		5,545,733

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
Connecticut - 1.8% (continued)
Connecticut, Revenue Bonds, Ser. A	4.00	5/1/2039	2,695,000		3,259,731
Connecticut, Revenue Bonds, Ser. A	4.00	5/1/2040	3,000,000		3,619,049
Connecticut, Revenue Bonds, Ser. A	4.00	5/1/2036	1,725,000		2,058,322
Connecticut, Revenue Bonds, Ser. A	5.00	5/1/2041	2,000,000		2,604,707
Connecticut, Revenue Bonds, Ser. A	5.00	5/1/2034	2,000,000		2,592,036
Connecticut, Special Tax Bonds, Ser. A	4.00	5/1/2039	1,500,000		1,787,019
Connecticut, Special Tax Bonds, Ser. A	5.00	5/1/2037	3,500,000		4,499,132
Connecticut, Special Tax Bonds, Ser. A	5.00	5/1/2038	2,000,000		2,566,489
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group)	4.00	7/1/2041	5,000,000		5,787,320
The Metropolitan District, GO, Ser. A	4.00	7/15/2037	1,125,000		1,336,342
The Metropolitan District, GO, Ser. A	4.00	7/15/2039	500,000		591,894
The Metropolitan District, GO, Ser. A	4.00	7/15/2035	500,000		596,200
The Metropolitan District, GO, Ser. A	4.00	7/15/2036	1,200,000		1,428,333
				49,262,405
Delaware - .1%
Kent County, Revenue Bonds (CHF-Dover University Project) Ser. A	5.00	7/1/2048	1,000,000		1,119,231
Kent County, Revenue Bonds (CHF-Dover University Project) Ser. A	5.00	7/1/2040	750,000		848,365
				1,967,596
District of Columbia - 2.7%
District of Columbia, Revenue Bonds (District of Columbia International School Obligated Group)	5.00	7/1/2049	1,275,000		1,521,338
District of Columbia, Revenue Bonds (Friendship Public Charter School)	5.00	12/1/2022	3,500,000	[e]	3,665,398
District of Columbia, Revenue Bonds (KIPP DC Project)	4.00	7/1/2044	1,240,000		1,400,099
District of Columbia, Revenue Bonds (KIPP DC Project)	4.00	7/1/2039	1,275,000		1,456,035
District of Columbia, Revenue Bonds (KIPP DC Project)	4.00	7/1/2049	1,375,000		1,541,126
District of Columbia, Revenue Bonds, Refunding (KIPP DC Project) Ser. A	5.00	7/1/2048	5,000,000		5,825,764
District of Columbia, Revenue Bonds, Refunding (KIPP DC Project) Ser. B	5.00	7/1/2042	4,000,000		4,700,978
District of Columbia, Revenue Bonds, Refunding (KIPP DC)	6.00	7/1/2023	1,700,000	[e]	1,852,575

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
District of Columbia - 2.7% (continued)
District of Columbia, Revenue Bonds, Refunding (KIPP DC)	6.00	7/1/2023	1,450,000	[e]	1,580,138
District of Columbia, Revenue Bonds, Refunding (KIPP DC)	6.00	7/1/2023	1,100,000	[e]	1,198,725
District of Columbia, Revenue Bonds, Ser. A	5.00	3/1/2026	10,000,000		11,859,822
District of Columbia, Revenue Bonds, Ser. C	4.00	5/1/2039	4,000,000		4,800,271
District of Columbia, Revenue Bonds, Ser. C	4.00	5/1/2038	2,605,000		3,132,346
District of Columbia, Revenue Bonds, Ser. C	4.00	5/1/2045	5,000,000		5,932,934
District of Columbia, Revenue Bonds, Ser. C	4.00	5/1/2040	3,000,000		3,594,176
Metropolitan Washington Airports Authority, Revenue Bonds (Dulles Metrorail & Capital Improvement Projects) (Insured; Assured Guaranty Corp.) Ser. B	0.00	10/1/2036	6,275,000	[f]	4,541,335
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	10/1/2053	5,000,000		5,700,776
Washington Metropolitan Area Transit Authority, Revenue Bonds (Green Bond) Ser. A	3.00	7/15/2043	4,250,000		4,621,530
Washington Metropolitan Area Transit Authority, Revenue Bonds (Green Bond) Ser. A	4.00	7/15/2046	3,000,000		3,584,460
				72,509,826
Florida - 3.9%
Capital Trust Agency, Revenue Bonds (Franklin Academy Project)	5.00	12/15/2035	1,085,000	[a]	1,185,266
Capital Trust Agency, Revenue Bonds (Franklin Academy Project)	5.00	12/15/2040	1,220,000	[a]	1,323,386
Capital Trust Agency, Revenue Bonds (H-Bay Ministries Inc-Superior Residences Project) Ser. A1	5.00	7/1/2048	750,000	[h]	420,000
Capital Trust Agency, Revenue Bonds (H-Bay Ministries Inc-Superior Residences Project) Ser. B	5.00	7/1/2053	250,000	[h]	80,000
Collier County Health Facilities Authority, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2045	2,500,000		2,759,430
Florida Development Finance Corp., Revenue Bonds (Green Bond) Ser. B	7.38	1/1/2049	5,000,000	[a]	5,453,989

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
Florida - 3.9% (continued)
Florida Development Finance Corp., Revenue Bonds (Mater Academy Project) Ser. A	5.00	6/15/2040	1,650,000	[a]	1,911,284
Florida Development Finance Corp., Revenue Bonds (Mater Academy Project) Ser. A	5.00	6/15/2050	6,500,000	[a]	7,443,708
Florida Development Finance Corp., Revenue Bonds, Refunding (Glenridge on Palmer Ranch Obligated Group)	5.00	6/1/2051	1,250,000		1,425,087
Florida Higher Educational Facilities Financial Authority, Revenue Bonds, Refunding (Rollins College Project) Ser. A	3.00	12/1/2048	7,500,000		7,935,166
Florida Higher Educational Facilities Financial Authority, Revenue Bonds, Refunding (Rollins College Project) Ser. A	4.00	12/1/2050	10,000,000		11,541,457
Florida Higher Educational Facilities Financial Authority, Revenue Bonds, Refunding (The University of Tampa Project) Ser. A	5.25	4/1/2022	1,100,000	[e]	1,118,390
Hillsborough County Industrial Development Authority, Revenue Bonds (Tampa General Hospital Project) Ser. A	4.00	8/1/2045	2,220,000		2,598,376
Jacksonville, Revenue Bonds, Refunding	5.00	10/1/2030	750,000		779,432
Miami Beach Redevelopment Agency, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	2/1/2040	7,545,000		8,213,449
Miami-Dade County Aviation, Revenue Bonds, Refunding, Ser. A	4.00	10/1/2041	1,250,000		1,476,068
Miami-Dade County Aviation, Revenue Bonds, Refunding, Ser. A	4.00	10/1/2040	1,625,000		1,924,837
Miami-Dade County Aviation, Revenue Bonds, Refunding, Ser. A	4.00	10/1/2039	1,500,000		1,779,872
Miami-Dade County Expressway Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2040	1,050,000		1,053,547
Miami-Dade County Health Facilities Authority, Revenue Bonds, Refunding (Nicklaus Children's Hospital Obligated Group)	5.00	8/1/2042	2,000,000		2,392,957
Miami-Dade County Seaport Department, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A1	4.00	10/1/2045	2,500,000		2,949,333

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
Florida - 3.9% (continued)
Miami-Dade County Seaport Department, Revenue Bonds, Ser. A	5.50	10/1/2023	14,145,000	[e]	15,498,193
Miami-Dade County Water & Sewer System, Revenue Bonds	4.00	10/1/2046	1,250,000		1,485,615
Miami-Dade County Water & Sewer System, Revenue Bonds	4.00	10/1/2051	1,000,000		1,179,419
Miami-Dade County Water & Sewer System, Revenue Bonds	4.00	10/1/2048	1,500,000		1,780,412
Orange County Health Facilities Authority, Revenue Bonds (Orlando Health Obligated Group) Ser. B	5.00	4/1/2022	5,000,000	[e]	5,079,463
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	4.00	8/15/2049	6,500,000		7,460,214
Tampa, Revenue Bonds (H. Lee Moffitt Cancer Center & Research Institute Obligated Group) Ser. B	4.00	7/1/2045	3,700,000		4,262,219
Tampa, Revenue Bonds, Ser. A	0.00	9/1/2049	1,800,000	[f]	661,259
Tampa, Revenue Bonds, Ser. A	0.00	9/1/2041	1,000,000	[f]	525,455
Tampa, Revenue Bonds, Ser. A	0.00	9/1/2042	1,000,000	[f]	501,174
Tampa, Revenue Bonds, Ser. A	0.00	9/1/2045	1,850,000	[f]	811,602
				105,010,059
Georgia - 1.3%
Atlanta Water & Wastewater, Revenue Bonds, Refunding	2.26	11/1/2035	5,000,000		5,083,950
Fulton County Development Authority, Revenue Bonds, Refunding (Robert W. Woodruff Arts Center)	5.00	3/15/2044	6,000,000		7,185,257
George L Smith II Congress Center Authority, Revenue Bonds (Convention Center Hotel)	4.00	1/1/2054	5,000,000		5,678,459
George L Smith II Congress Center Authority, Revenue Bonds (Convention Center Hotel)	5.00	1/1/2054	3,000,000	[a]	3,496,340
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project)	4.00	1/1/2049	2,155,000		2,415,699
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project)	4.00	1/1/2049	2,000,000		2,260,369
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project)	5.00	1/1/2056	1,000,000		1,212,734

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
Georgia - 1.3% (continued)
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Plant Vogtle Units 3&4 Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	1/1/2046	1,200,000		1,369,916
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Plant Vogtle Units 3&4 Project) Ser. A	4.00	1/1/2051	1,000,000		1,140,285
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Plant Vogtle Units 3&4 Project) Ser. A	5.00	1/1/2056	1,200,000		1,467,064
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	5/15/2043	1,500,000		1,808,224
The Atlanta Development Authority, Revenue Bonds, Ser. A1	5.25	7/1/2044	1,500,000		1,721,646
				34,839,943
Hawaii - .4%
Hawaii Department of Budget & Finance, Revenue Bonds, Refunding (Kahala Senior Living Community Obligated Group)	5.13	11/15/2032	2,050,000		2,124,344
Hawaii Department of Budget & Finance, Revenue Bonds, Refunding (Kahala Senior Living Community Obligated Group)	5.25	11/15/2037	1,000,000		1,035,988
Hawaii Department of Budget & Finance, Revenue Bonds, Refunding (The Queen's Health Systems Obligated Group) Ser. A	5.00	7/1/2035	7,000,000		7,989,901
				11,150,233
Idaho - .3%
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	4.00	3/1/2051	2,500,000	[d]	2,917,514
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	4.00	3/1/2046	2,000,000	[d]	2,345,331
Idaho Health Facilities Authority, Revenue Bonds, Refunding (Trinity Health Obligated Group) Ser. D	5.00	6/1/2022	3,900,000	[e]	3,993,036
				9,255,881

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
Illinois - 8.1%
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2026	1,170,000		1,399,008
Chicago Board of Education, GO, Refunding, Ser. A	4.00	12/1/2027	750,000		865,279
Chicago Board of Education, GO, Refunding, Ser. A	7.00	12/1/2044	2,500,000		3,019,636
Chicago Board of Education, GO, Refunding, Ser. B	5.00	12/1/2033	600,000		745,794
Chicago Board of Education, GO, Refunding, Ser. B	6.75	12/1/2030	7,500,000	[a]	9,843,832
Chicago Board of Education, GO, Refunding, Ser. B	7.00	12/1/2042	10,000,000	[a]	12,999,820
Chicago Board of Education, GO, Ser. A	5.00	12/1/2041	1,000,000		1,244,534
Chicago Board of Education, GO, Ser. A	5.00	12/1/2038	2,000,000		2,506,835
Chicago Board of Education, GO, Ser. A	7.00	12/1/2046	5,000,000	[a]	6,464,701
Chicago Board of Education, GO, Ser. B	6.50	12/1/2046	4,500,000		5,537,907
Chicago Board of Education, Revenue Bonds	5.00	4/1/2046	1,600,000		1,854,560
Chicago Board of Education, Revenue Bonds	5.00	4/1/2042	1,700,000		1,979,722
Chicago Board of Education, Revenue Bonds	6.00	4/1/2046	1,500,000		1,816,977
Chicago II, GO, Refunding, Ser. 2005D	5.50	1/1/2040	5,000,000		5,729,348
Chicago II, GO, Refunding, Ser. 2007E	5.50	1/1/2042	1,750,000		2,003,524
Chicago II, GO, Refunding, Ser. 2007F	5.50	1/1/2042	1,250,000		1,431,089
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2035	5,000,000		5,529,295
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2032	600,000		751,634
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2031	1,300,000		1,633,970
Chicago II, GO, Ser. A	5.50	1/1/2049	4,000,000		4,981,365
Chicago II, GO, Ser. B	7.75	1/1/2042	1,272,000		1,454,397
Chicago Midway International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2046	5,000,000		5,829,002
Chicago O'Hare International Airport, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.50	1/1/2043	4,000,000		4,211,912
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2039	3,710,000		4,525,113

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
Illinois - 8.1% (continued)
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2038	3,250,000		3,970,601
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2036	3,130,000		3,836,803
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2037	3,000,000		3,670,621
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2041	6,800,000		7,924,121
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2033	10,425,000		11,792,592
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2031	15,000,000		16,972,675
Illinois, GO	5.50	5/1/2039	2,500,000		3,194,445
Illinois, GO	5.50	5/1/2030	2,500,000		3,266,919
Illinois, GO	5.50	7/1/2038	10,000,000		10,756,407
Illinois, GO	5.50	7/1/2033	2,500,000		2,691,164
Illinois, GO, Refunding, Ser. B	5.00	10/1/2025	15,000,000		17,347,222
Illinois, GO, Ser. A	5.00	3/1/2046	2,500,000		3,104,786
Illinois, GO, Ser. A	5.00	5/1/2042	2,500,000		2,962,390
Illinois, GO, Ser. D	5.00	11/1/2028	5,000,000		6,044,933
Illinois Finance Authority, Revenue Bonds, Refunding (Franciscan Communities Obligated Group) Ser. A	5.00	5/15/2037	3,000,000		3,422,749
Illinois Finance Authority, Revenue Bonds, Refunding (Franciscan Communities Obligated Group) Ser. A	5.25	5/15/2047	3,715,000		3,859,817
Illinois Finance Authority, Revenue Bonds, Refunding (Franciscan Communities Obligated Group) Ser. A	5.25	5/15/2023	535,000	[e]	572,815
Illinois Finance Authority, Revenue Bonds, Refunding, Ser. A	5.50	7/1/2028	1,560,000		1,651,660
Illinois Finance Authority, Revenue Bonds, Refunding, Ser. A	6.00	7/1/2043	5,000,000		5,332,472
Metropolitan Pier & Exposition Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	0.00	12/15/2040	10,000,000	[f]	6,200,187

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
Illinois - 8.1% (continued)
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Expansion Project)	4.00	12/15/2042	3,000,000		3,434,051
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Expansion Project)	4.00	12/15/2047	2,000,000		2,266,934
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Expansion Project)	4.00	6/15/2052	2,000,000		2,259,265
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Expansion Project)	4.00	6/15/2050	2,000,000		2,245,031
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Expansion Project)	5.00	6/15/2050	2,000,000		2,407,412
				219,547,326
Indiana - 1.0%
Indiana Finance Authority, Revenue Bonds (Butler University Project)	4.00	2/1/2044	2,595,000		2,982,848
Indiana Finance Authority, Revenue Bonds (United States Steel) Ser. A	6.75	5/1/2039	1,000,000		1,320,784
Indiana Finance Authority, Revenue Bonds, Refunding (Duke Energy Indiana Project) (LOC; Sumitomo Mitsui Banking) Ser. A4	0.04	12/1/2039	8,900,000	[i]	8,900,000
Indiana Finance Authority, Revenue Bonds, Refunding (Parkview Health System Obligated Group) (LOC; Wells Fargo Bank NA) Ser. B	0.02	11/1/2039	4,600,000	[i]	4,600,000
Indiana Finance Authority, Revenue Bonds, Refunding (Parkview Health System Obligated Group) (LOC; Wells Fargo Bank NA) Ser. D	0.02	11/1/2039	2,600,000	[i]	2,600,000
Indiana Finance Authority, Revenue Bonds, Refunding (Stadium Project) Ser. A	5.25	2/1/2035	5,000,000		5,821,916
				26,225,548
Iowa - .0%
Iowa Tobacco Settlement Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2040	1,000,000		1,193,192

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
Kentucky - 1.1%
Kentucky Economic Development Finance Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2047	3,500,000		3,652,471
Kentucky Property & Building Commission, Revenue Bonds, Refunding (Project No. 112) Ser. B	5.00	11/1/2027	10,000,000		12,033,413
Kentucky Public Energy Authority, Revenue Bonds, Ser. C1	4.00	6/1/2025	10,000,000	[c]	11,035,929
Kentucky Public Transportation Infrastructure Authority, Revenue Bonds (Downtown Crossing Project) Ser. A	5.75	7/1/2023	3,000,000	[e]	3,260,935
				29,982,748
Louisiana - .9%
Jefferson Parish Economic Development & Port District, Revenue Bonds (Kenner Discovery Health Sciences Foundation) Ser. A	5.50	6/15/2038	3,200,000	[a]	3,671,579
Jefferson Parish Economic Development & Port District, Revenue Bonds (Kenner Discovery Health Sciences Foundation) Ser. A	5.63	6/15/2048	4,350,000	[a]	4,940,197
Louisiana Public Facilities Authority, Revenue Bonds (Louisiana Children's Medical Center Obligated Group)	4.00	6/1/2050	2,750,000		3,166,239
Louisiana Public Facilities Authority, Revenue Bonds (Louisiana Children's Medical Center Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	3.00	6/1/2050	4,000,000		4,262,773
Louisiana Public Facilities Authority, Revenue Bonds, Refunding (Tulane University)	4.00	4/1/2050	2,000,000		2,300,533
New Orleans Water System, Revenue Bonds, Refunding	5.00	12/1/2024	500,000	[e]	568,051
St. James Parish, Revenue Bonds (NuStar Logistics Project) Ser. 2	6.35	7/1/2040	4,115,000	[a]	5,443,192
				24,352,564
Maine - .3%
Maine Finance Authority, Revenue Bonds (Coastal Resources of Maine Project)	5.25	6/15/2034	1,000,000	[h]	550,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
Maine - .3% (continued)
Maine Finance Authority, Revenue Bonds (Green Bond) (Coastal Resources of Maine Project)	5.38	12/15/2033	4,400,000	[a,h]	2,420,000
Maine Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (Bowdoin College)	5.00	7/1/2038	5,000,000		6,023,497
				8,993,497
Maryland - .0%
Maryland Economic Development Corp., Revenue Bonds (Seagirt Marine Terminal Project)	5.00	6/1/2049	750,000		895,739
Maryland Economic Development Corp., Revenue Bonds (Seagirt Marine Terminal Project)	5.00	6/1/2044	200,000		240,420
				1,136,159
Massachusetts - 2.8%
Commonwealth of Massachusetts, GO, Refunding, Ser. D	4.00	11/1/2040	2,500,000		3,038,960
Commonwealth of Massachusetts, GO, Refunding, Ser. D	4.00	11/1/2041	2,250,000		2,728,602
Commonwealth of Massachusetts, GO, Refunding, Ser. E	1.77	11/1/2032	90,000		88,699
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2049	755,000		811,288
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2054	770,000		826,061
Massachusetts Development Finance Agency, Revenue Bonds (Bentley University)	5.00	7/1/2040	5,500,000		6,445,663
Massachusetts Development Finance Agency, Revenue Bonds (Dana-Farber Cancer Institute Obligated Group) Ser. N	5.00	12/1/2041	3,000,000		3,551,786
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College) Ser. A	5.25	1/1/2042	5,500,000		6,448,976
Massachusetts Development Finance Agency, Revenue Bonds (Linden Ponds Obligated Group)	5.13	11/15/2046	1,500,000	[a]	1,658,555
Massachusetts Development Finance Agency, Revenue Bonds (Wentworth Institute of Technology)	5.00	10/1/2046	2,015,000		2,318,385
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Berklee College of Music)	5.00	10/1/2039	5,000,000		5,906,078

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
Massachusetts - 2.8% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Cape Cod Healthcare Obligated Group)	5.25	11/15/2023	4,370,000	[e]	4,789,398
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emerson College) Ser. A	5.00	1/1/2040	1,000,000		1,193,243
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (International Charter School)	5.00	4/15/2040	1,500,000		1,658,969
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Obligated Group)	5.00	10/1/2057	2,000,000	[a]	2,158,765
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Obligated Group)	5.00	10/1/2047	3,000,000	[a]	3,240,804
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Obligated Group)	5.00	10/1/2037	1,000,000	[a]	1,082,132
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Simmons College) Ser. K1	5.00	10/1/2036	2,115,000		2,408,820
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Wellforce Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. C	4.00	10/1/2045	500,000		583,261
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2044	1,375,000		1,661,662
Massachusetts School Building Authority, Revenue Bonds, Refunding, Ser. A	5.25	2/15/2048	9,500,000		11,849,099
Massachusetts School Building Authority, Revenue Bonds, Ser. B	5.25	2/15/2048	10,000,000		12,472,736
The Massachusetts Clean Water Trust, Revenue Bonds, Refunding, Ser. A	5.75	8/1/2029	50,000		50,228
				76,972,170
Michigan - 1.8%
Central Michigan University, Revenue Bonds, Refunding (LOC; TD Bank NA) Ser. A	0.05	10/1/2032	1,600,000	[i]	1,600,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 102.1% (continued)
Michigan - 1.8% (continued)
Detroit, GO	5.00	4/1/2034	1,000,000	1,177,170
Detroit, GO	5.00	4/1/2033	1,150,000	1,355,579
Detroit, GO	5.00	4/1/2035	1,660,000	1,951,390
Detroit, GO	5.00	4/1/2038	1,235,000	1,444,884
Detroit, GO	5.00	4/1/2036	1,200,000	1,408,180
Detroit, GO	5.00	4/1/2029	1,000,000	1,192,308
Detroit, GO	5.00	4/1/2028	900,000	1,079,353
Detroit, GO	5.00	4/1/2030	700,000	830,082
Detroit, GO	5.00	4/1/2032	850,000	1,002,255
Detroit, GO	5.00	4/1/2031	1,000,000	1,181,618
Detroit, GO, Ser. A	5.00	4/1/2050	2,000,000	2,441,681
Detroit, GO, Ser. A	5.00	4/1/2046	1,250,000	1,532,328
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2043	10,000,000	11,029,061
Michigan Building Authority, Revenue Bonds, Refunding, Ser. II	2.71	10/15/2040	5,000,000	4,916,331
Michigan Finance Authority, Revenue Bonds, Refunding (Beaumont Health Obligated Group)	5.00	8/1/2032	2,000,000	2,230,494
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	12/1/2049	4,000,000	4,640,826
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2038	1,500,000	1,779,828
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2040	2,100,000	2,478,354
Western Michigan University, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	11/15/2037	900,000	1,174,557
Western Michigan University, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	11/15/2039	850,000	1,103,114
Western Michigan University, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	11/15/2035	1,050,000	1,378,002
Western Michigan University, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	11/15/2036	325,000	425,158
				49,352,553

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
Minnesota - .9%
Forest Lake, Revenue Bonds, Refunding (North Lakes Academy Project)	5.00	7/1/2056	4,000,000		4,416,138
Minneapolis, Revenue Bonds (Allina Health System Obligated Group)	4.00	11/15/2040	3,250,000		3,939,415
Minneapolis, Revenue Bonds (Allina Health System Obligated Group)	4.00	11/15/2039	3,750,000		4,554,274
Minneapolis, Revenue Bonds (Allina Health System Obligated Group)	4.00	11/15/2038	3,250,000		3,959,360
Western Minnesota Municipal Power Agency, Revenue Bonds (Red Rock Hydroelectric Project) Ser. A	5.00	1/1/2049	5,390,000		6,557,745
				23,426,932
Mississippi - .1%
Mississippi Development Bank, Revenue Bonds (Jackson Water & Sewer System Project) (Insured; Assured Guaranty Municipal Corp.)	6.88	12/1/2040	1,625,000		1,809,731
Montana - .2%
Montana Facility Finance Authority, Revenue Bonds, Refunding (Billings Clinic Obligated Group) Ser. 2022A	4.00	8/15/2035	1,500,000	[d]	1,763,385
Montana Facility Finance Authority, Revenue Bonds, Refunding (Billings Clinic Obligated Group) Ser. 2022A	4.00	8/15/2036	1,250,000	[d]	1,463,806
Montana Facility Finance Authority, Revenue Bonds, Refunding (Billings Clinic Obligated Group) Ser. 2022A	5.00	8/15/2033	1,100,000	[d]	1,424,446
Montana Facility Finance Authority, Revenue Bonds, Refunding (Billings Clinic Obligated Group) Ser. 2022A	5.00	8/15/2034	1,500,000	[d]	1,936,413
				6,588,050
Nebraska - .9%
Central Plains Energy Project, Revenue Bonds, Refunding	4.00	8/1/2025	10,000,000	[c]	11,182,567
Omaha Public Power District, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2042	10,000,000		12,217,627
				23,400,194
Nevada - .5%
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	6/15/2040	750,000		888,687

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
Nevada - .5% (continued)
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	6/15/2038	1,700,000		2,021,796
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	6/15/2037	850,000		1,012,712
Henderson, GO, Ser. A1	4.00	6/1/2045	3,000,000		3,551,898
Nevada Department of Business & Industry, Revenue Bonds (Green Bond) (Fulcrum Sierra Biofuels Project)	6.25	12/15/2037	5,000,000	[a]	5,381,346
Nevada Department of Business & Industry, Revenue Bonds (Green Bond) (Fulcrum Sierra Biofuels Project) Ser. B	5.13	12/15/2037	1,471,653	[a]	1,439,367
				14,295,806
New Jersey - 4.5%
New Jersey, GO (COVID-19 Emergency Bonds) Ser. A	5.00	6/1/2029	5,000,000		6,348,966
New Jersey Economic Development Authority, Revenue Bonds (Beloved Community Charter School Project) Ser. A	5.00	6/15/2054	725,000	[a]	784,460
New Jersey Economic Development Authority, Revenue Bonds (Beloved Community Charter School Project) Ser. A	5.00	6/15/2049	1,105,000	[a]	1,198,722
New Jersey Economic Development Authority, Revenue Bonds (The Goethals Bridge Replacement Project)	5.13	1/1/2034	5,325,000		5,841,095
New Jersey Economic Development Authority, Revenue Bonds (The Goethals Bridge Replacement Project)	5.38	1/1/2043	5,500,000		6,052,999
New Jersey Economic Development Authority, Revenue Bonds, Refunding	5.00	6/15/2026	2,500,000		2,559,806
New Jersey Economic Development Authority, Revenue Bonds, Refunding (School Facilities Construction) (Insured; Assured Guaranty Municipal Corp.) Ser. PP	5.00	6/15/2029	13,000,000		14,443,798
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2033	2,500,000		2,959,330

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 102.1% (continued)
New Jersey - 4.5% (continued)
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (St. Peter's University Hospital Obligated Group)	6.25	7/1/2035	1,500,000	1,505,095
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding	4.00	12/15/2039	1,500,000	1,717,687
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	4.00	6/15/2042	3,000,000	3,445,828
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	4.00	6/15/2041	3,000,000	3,457,022
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2031	2,000,000	2,341,650
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2029	15,000,000	17,641,522
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2030	3,000,000	3,520,883
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. A1	5.00	6/15/2030	1,500,000	1,760,441
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. AA	4.00	6/15/2045	5,000,000	5,706,752
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. AA	4.00	6/15/2050	5,000,000	5,677,106
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. B	2.78	1/1/2040	2,000,000	2,039,203
New Jersey Turnpike Authority, Revenue Bonds, Ser. A	4.00	1/1/2051	5,000,000	5,884,219
New Jersey Turnpike Authority, Revenue Bonds, Ser. A	4.00	1/1/2042	4,000,000	4,770,584
South Jersey Port Corp., Revenue Bonds, Ser. B	5.00	1/1/2048	1,500,000	1,742,109
South Jersey Port Corp., Revenue Bonds, Ser. B	5.00	1/1/2042	1,250,000	1,457,626
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	3,000,000	3,527,809
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2033	7,000,000	8,515,492
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	5,000,000	5,988,836
				120,889,040

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
New York - 13.2%
Build New York City Resource Corp., Revenue Bonds (Hellenic Classical Charter Schools) Ser. A	5.00	12/1/2051	1,450,000	[a]	1,653,733
Build New York City Resource Corp., Revenue Bonds (Hellenic Classical Charter Schools) Ser. A	5.00	12/1/2041	1,200,000	[a]	1,387,056
Build New York City Resource Corp., Revenue Bonds (Metropolitan Lighthouse Charter School Project) Ser. A	5.00	6/1/2032	500,000	[a]	564,668
Build New York City Resource Corp., Revenue Bonds (Metropolitan Lighthouse Charter School Project) Ser. A	5.00	6/1/2037	700,000	[a]	784,412
Build New York City Resource Corp., Revenue Bonds (Metropolitan Lighthouse Charter School Project) Ser. A	5.00	6/1/2047	1,000,000	[a]	1,108,692
Build New York City Resource Corp., Revenue Bonds (NY Preparatory Charter School Project) Ser. A	4.00	6/15/2056	450,000		485,139
Build New York City Resource Corp., Revenue Bonds (NY Preparatory Charter School Project) Ser. A	4.00	6/15/2051	690,000		747,088
Build New York City Resource Corp., Revenue Bonds (NY Preparatory Charter School Project) Ser. A	4.00	6/15/2041	525,000		577,863
Build New York City Resource Corp., Revenue Bonds (Shefa School Project) Ser. A	2.50	6/15/2031	250,000	[a]	252,545
Build New York City Resource Corp., Revenue Bonds (Shefa School Project) Ser. A	5.00	6/15/2051	1,250,000	[a]	1,499,573
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond)	4.00	11/15/2045	1,630,000		1,857,427
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. C1	4.75	11/15/2045	10,000,000		11,966,411
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. C1	5.00	11/15/2050	6,000,000		7,273,875
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. C2	5.18	11/15/2049	10,000,000		13,992,108
Metropolitan Transportation Authority Hudson Rail Yards Trust, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2056	5,000,000		5,330,480

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
New York - 13.2% (continued)
New York City, GO (LOC; Mizuho Bank) Ser. A2	0.03	10/1/2038	8,800,000	[i]	8,800,000
New York City, GO (LOC; Mizuho Bank) Ser. A3	0.03	10/1/2040	2,200,000	[i]	2,200,000
New York City, GO, Refunding (LOC; TD Bank NA) Ser. I4	0.03	4/1/2036	4,000,000	[i]	4,000,000
New York City, GO, Refunding Ser. D	1.82	8/1/2030	5,000,000		4,917,711
New York City, GO, Refunding, Ser. E	5.00	8/1/2034	1,250,000		1,560,991
New York City, GO, Refunding, Ser. F1	5.00	8/1/2034	2,220,000		2,772,319
New York City, GO, Ser. AA1	4.00	8/1/2038	5,000,000		5,883,132
New York City, GO, Ser. AA1	5.00	8/1/2035	2,500,000		3,158,803
New York City, GO, Ser. B1	5.00	10/1/2043	4,000,000		4,998,283
New York City, GO, Ser. B1	5.00	12/1/2035	2,000,000		2,393,627
New York City, GO, Ser. B4	0.05	10/1/2046	2,700,000	[i]	2,700,000
New York City, GO, Ser. F1	3.00	3/1/2041	7,800,000		8,409,081
New York City, GO, Ser. F1	4.00	3/1/2047	3,000,000		3,523,126
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	3.00	1/1/2039	2,285,000		2,451,465
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	3.00	1/1/2046	5,000,000		5,261,573
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	3.00	1/1/2037	2,250,000		2,423,817
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	3.00	1/1/2040	1,750,000		1,872,560
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Municipal Corp.)	3.00	3/1/2036	2,500,000		2,711,742

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
New York - 13.2% (continued)
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Municipal Corp.)	4.00	3/1/2045	5,000,000		5,781,837
New York City Transitional Finance Authority, Revenue Bonds	4.00	5/1/2042	5,000,000		5,942,300
New York City Transitional Finance Authority, Revenue Bonds	4.00	8/1/2038	1,250,000		1,460,676
New York City Transitional Finance Authority, Revenue Bonds	4.00	5/1/2041	5,000,000		5,957,589
New York City Transitional Finance Authority, Revenue Bonds	4.00	5/1/2045	3,500,000		4,131,840
New York City Transitional Finance Authority, Revenue Bonds	4.00	5/1/2039	5,000,000		5,986,754
New York City Transitional Finance Authority, Revenue Bonds	5.25	8/1/2037	10,000,000		12,709,009
New York City Transitional Finance Authority, Revenue Bonds (Insured; State Aid Withholding) Ser. S3	5.25	7/15/2035	10,000,000		12,660,103
New York City Transitional Finance Authority, Revenue Bonds (LOC; Sumitomo Mitsui Banking) Ser. C5	0.06	11/1/2041	1,900,000	[i]	1,900,000
New York City Transitional Finance Authority, Revenue Bonds (SPA; JPMorgan Chase Bank NA) Ser. A4	0.04	8/1/2045	100,000	[i]	100,000
New York City Transitional Finance Authority, Revenue Bonds, Refunding (Insured; State Aid Withholding) Ser. S2A	4.00	7/15/2037	2,500,000		2,934,983
New York City Transitional Finance Authority, Revenue Bonds, Refunding (Insured; State Aid Withholding) Ser. S2A	5.00	7/15/2033	3,250,000		4,055,274
New York City Transitional Finance Authority, Revenue Bonds, Ser. A1	4.00	8/1/2041	5,000,000		5,804,375
New York City Water & Sewer System, Revenue Bonds (LOC; Citibank NA) Ser. F2	0.02	6/15/2035	3,100,000	[i]	3,100,000
New York Counties Tobacco Trust VI, Revenue Bonds, Refunding, Ser. A2B	5.00	6/1/2051	4,585,000		5,102,742
New York Liberty Development Corp., Revenue Bonds, Refunding (7 World Trade Center Project)	5.00	3/15/2044	2,000,000		2,025,298

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
New York - 13.2% (continued)
New York Liberty Development Corp., Revenue Bonds, Refunding (Bank of America Tower)	2.80	9/15/2069	4,000,000		4,143,790
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	5,000,000	[a]	5,464,099
New York Liberty Development Corp., Revenue Bonds, Refunding (Green Bond) Ser. A	3.00	11/15/2051	5,000,000		5,199,785
New York State Dormitory Authority, Revenue Bonds (Columbia University) Ser. A	5.00	10/1/2048	2,000,000		3,183,383
New York State Dormitory Authority, Revenue Bonds (Maimonides Medical Center)	4.00	8/1/2043	750,000		860,372
New York State Dormitory Authority, Revenue Bonds (New York University) Ser. A	5.00	7/1/2042	5,500,000		6,982,089
New York State Dormitory Authority, Revenue Bonds (Northern Westchester Hospital Association) (LOC; TD Bank NA)	0.05	11/1/2034	400,000	[i]	400,000
New York State Dormitory Authority, Revenue Bonds, Refunding (Pace University) Ser. A	5.00	5/1/2038	500,000		525,707
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. D	5.00	2/15/2028	14,510,000		18,168,319
New York State Urban Development Corp., Revenue Bonds (State of New York Personal Income Tax) Ser. A	4.00	3/15/2049	10,000,000		11,685,693
New York State Urban Development Corp., Revenue Bonds (State of New York Personal Income Tax) Ser. A	4.00	3/15/2045	2,500,000		2,936,439
New York State Urban Development Corp., Revenue Bonds, Refunding (State of New York Personal Income Tax)	3.00	3/15/2040	5,000,000		5,381,349
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.38	10/1/2045	5,000,000		5,788,856
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	10/1/2035	8,000,000		9,941,002

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 102.1% (continued)
New York - 13.2% (continued)
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	10/1/2040	5,000,000	6,156,455
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2034	4,000,000	4,798,287
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2036	2,500,000	2,987,632
New York Transportation Development Corp., Revenue Bonds, Refunding (American Airlines)	2.25	8/1/2026	1,000,000	1,036,890
New York Transportation Development Corp., Revenue Bonds, Refunding (American Airlines)	3.00	8/1/2031	1,000,000	1,089,298
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal) Ser. A	4.00	12/1/2039	2,000,000	2,293,475
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal) Ser. A	5.00	12/1/2035	400,000	503,910
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal) Ser. A	5.00	12/1/2037	700,000	877,857
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Airport) Ser. A	5.25	8/1/2031	1,645,000	1,968,465
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Airport) Ser. A	5.38	8/1/2036	1,000,000	1,261,777
Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	4.00	12/1/2049	4,000,000	4,542,052
Oneida County Local Development Corp., Revenue Bonds, Refunding (Utica College Project)	4.00	7/1/2039	750,000	823,763
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 222	4.00	7/15/2039	2,250,000	2,688,349

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
New York - 13.2% (continued)
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 222	4.00	7/15/2040	1,620,000		1,932,306
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 222	4.00	7/15/2037	3,000,000		3,598,186
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 222	4.00	7/15/2038	2,500,000		2,993,068
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 226	5.00	10/15/2030	1,675,000		2,177,366
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (LOC; State Street Bank & Trust Co.) Ser. B3	0.02	1/1/2032	2,000,000	[i]	2,000,000
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (LOC; U.S. Bank NA) Ser. 2005B-4C	0.02	1/1/2031	1,700,000	[i]	1,700,000
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A	0.00	11/15/2031	5,000,000	[f]	4,111,851
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A1	4.00	5/15/2046	4,000,000		4,740,170
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A1	5.00	5/15/2051	5,000,000		6,413,570
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. B	0.00	11/15/2028	4,715,000	[f]	4,239,885
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. B	0.00	11/15/2027	2,000,000	[f]	1,840,633
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A	4.00	11/15/2054	1,750,000		2,049,192
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A	5.00	11/15/2051	4,000,000		5,110,824
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A	5.00	11/15/2049	3,500,000		4,463,150
				358,231,374
North Carolina - .8%
North Carolina, Revenue Bonds, Ser. B	4.00	5/1/2035	3,250,000		3,975,587
North Carolina Turnpike Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2049	1,500,000		1,876,499

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
North Carolina - .8% (continued)
North Carolina Turnpike Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2038	5,000,000		6,241,024
North Carolina Turnpike Authority, Revenue Bonds, Refunding (Monroe Expressway System)	5.00	7/1/2039	750,000		998,096
North Carolina Turnpike Authority, Revenue Bonds, Refunding (Monroe Expressway System)	5.00	7/1/2038	755,000		1,006,914
North Carolina Turnpike Authority, Revenue Bonds, Refunding (Monroe Expressway System)	5.00	7/1/2041	1,000,000		1,325,110
North Carolina Turnpike Authority, Revenue Bonds, Refunding (Monroe Expressway System)	5.00	7/1/2040	750,000		996,273
North Carolina Turnpike Authority, Revenue Bonds, Refunding (Monroe Expressway System)	5.00	7/1/2035	750,000		1,006,804
North Carolina Turnpike Authority, Revenue Bonds, Refunding (Monroe Expressway System)	5.00	7/1/2034	1,000,000		1,344,782
North Carolina Turnpike Authority, Revenue Bonds, Refunding (Monroe Expressway System)	5.00	7/1/2037	750,000		1,002,184
North Carolina Turnpike Authority, Revenue Bonds, Refunding (Monroe Expressway System)	5.00	7/1/2036	750,000		1,004,613
				20,777,886
Ohio - 2.4%
Akron , Revenue Bonds, Refunding	4.00	12/1/2033	1,950,000	[d]	2,282,483
Akron , Revenue Bonds, Refunding	4.00	12/1/2032	1,900,000	[d]	2,227,298
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. B2	5.00	6/1/2055	10,000,000		11,482,163
Cleveland-Cuyahoga County Port Authority, Revenue Bonds, Refunding (Playhouse Square Foundation Project)	5.25	12/1/2038	2,420,000		2,831,240
Cleveland-Cuyahoga County Port Authority, Revenue Bonds, Refunding (Playhouse Square Foundation Project)	5.50	12/1/2053	1,500,000		1,745,383
Cleveland-Cuyahoga County Port Authority, Revenue Bonds, Refunding (Playhouse Square Foundation Project)	5.50	12/1/2043	1,580,000		1,854,856
Franklin County, Revenue Bonds, Ser. A	4.00	12/1/2049	2,500,000		2,900,516

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
Ohio - 2.4% (continued)
Hamilton County Sewer System, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2032	9,350,000		12,089,878
Montgomery County, Revenue Bonds, Refunding (Kettering Health Network Obligated Group)	3.00	8/1/2040	1,600,000		1,730,984
Montgomery County, Revenue Bonds, Refunding (Kettering Health Network Obligated Group)	4.00	8/1/2051	1,000,000		1,161,869
Montgomery County, Revenue Bonds, Refunding (Kettering Health Network Obligated Group)	4.00	8/1/2041	500,000		590,328
Ohio, Revenue Bonds (Portsmouth Bypass Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/31/2035	3,000,000		3,380,992
Ohio, Revenue Bonds (Portsmouth Bypass Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/31/2039	2,000,000		2,242,073
Ohio, Revenue Bonds, Refunding (University Hospitals Health System Obligated Group) Ser. E	4.00	1/15/2040	1,300,000		1,482,184
Ohio, Revenue Bonds, Refunding (University Hospitals Health System Obligated Group) Ser. E	4.00	1/15/2039	800,000		913,428
Ohio, Revenue Bonds, Refunding (University Hospitals Health System Obligated Group) Ser. E	4.00	1/15/2038	1,600,000		1,829,955
Ohio, Revenue Bonds, Refunding (University Hospitals Health System Obligated Group) Ser. E	5.00	1/15/2036	1,400,000		1,716,719
Ohio Air Quality Development Authority, Revenue Bonds (Pratt Paper Project)	4.25	1/15/2038	2,500,000	[a]	2,859,600
Ohio Turnpike & Infrastructure Commission, Revenue Bonds	5.70	2/15/2034	3,000,000	[b]	3,770,191
Southern Ohio Port Authority, Revenue Bonds (PureCycle Project) Ser. A	7.00	12/1/2042	4,000,000	[a]	4,603,244
Toledo-Lucas County Port Authority, Revenue Bonds (University of Toledo Parking Project)	4.00	1/1/2051	1,000,000		1,091,876
				64,787,260
Oregon - .7%
Benton & Linn Counties Consolidated School District No. 509J & 509A, GO (Insured; School Board Guaranty) Ser. A	5.00	6/15/2027	1,275,000		1,570,132

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
Oregon - .7% (continued)
Benton & Linn Counties Consolidated School District No. 509J & 509A, GO (Insured; School Board Guaranty) Ser. A	5.00	6/15/2022	1,745,000		1,790,431
Oregon Business Development Commission, Revenue Bonds, Refunding (RED Rock Biofuels) Ser. 248A	6.50	4/1/2031	2,000,000	[a,h]	430,000
Oregon Business Development Commission, Revenue Bonds, Refunding (RED Rock Biofuels) Ser. 248D	6.50	4/1/2031	2,000,000	[a,h]	430,000
Oregon Business Development Commission, Revenue Bonds, Refunding (RED Rock Biofuels) Ser. 248F	11.50	4/1/2031	1,000,000	[h]	215,000
Salem-Keizer School District No. 24J, GO (Insured; School Board Guaranty) Ser. B	5.00	6/15/2035	2,425,000	[b]	3,158,129
Salem-Keizer School District No. 24J, GO (Insured; School Board Guaranty) Ser. B	5.00	6/15/2031	2,500,000	[b]	3,286,025
Salem-Keizer School District No. 24J, GO (Insured; School Board Guaranty) Ser. B	5.00	6/15/2032	2,700,000	[b]	3,539,994
Salem-Keizer School District No. 24J, GO (Insured; School Board Guaranty) Ser. B	5.00	6/15/2033	2,200,000	[b]	2,879,345
Warm Springs Reservation Confederated Tribe, Revenue Bonds, Refunding (Green Bond) Ser. B	5.00	11/1/2039	700,000	[a]	844,345
Warm Springs Reservation Confederated Tribe, Revenue Bonds, Refunding (Green Bond) Ser. B	5.00	11/1/2036	700,000	[a]	848,733
				18,992,134
Pennsylvania - 2.3%
Allegheny County Industrial Development Authority, Revenue Bonds, Refunding (United States Steel Corp.)	4.88	11/1/2024	2,000,000		2,182,736
Allegheny County Industrial Development Authority, Revenue Bonds, Refunding (United States Steel Corp.)	5.13	5/1/2030	1,750,000		2,118,747
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2035	3,500,000		4,262,074

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
Pennsylvania - 2.3% (continued)
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2034	4,000,000		4,877,357
Delaware Valley Regional Finance Authority, Revenue Bonds, Refunding (LOC; TD Bank NA)	0.05	11/1/2055	1,500,000	[i]	1,500,000
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	4.00	4/1/2050	4,070,000		4,661,440
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	4.00	4/1/2039	1,500,000		1,754,971
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	5.00	4/1/2050	3,000,000		3,736,886
Lancaster County Hospital Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2040	1,300,000		1,625,459
Lancaster County Hospital Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2041	1,750,000		2,183,581
Lancaster County Hospital Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2046	2,000,000		2,472,310
Lancaster County Hospital Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2037	600,000		753,977
Lancaster County Hospital Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2038	1,085,000		1,361,211
Lancaster County Hospital Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2039	1,100,000		1,377,519
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	4.00	3/1/2051	700,000		757,139
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	4.00	3/1/2046	685,000		743,594
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Project)	4.00	9/1/2044	1,750,000		1,999,283
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (Tapestry Moon Senior Housing Project)	6.50	12/1/2038	3,000,000	[a,h]	1,200,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
Pennsylvania - 2.3% (continued)
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. A	3.00	12/1/2051	8,000,000		8,524,899
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. A	4.00	12/1/2051	8,000,000		9,464,782
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B	4.00	12/1/2051	5,000,000		5,807,156
				63,365,121
Rhode Island - .3%
Rhode Island Health & Educational Building Corp., Revenue Bonds	5.25	8/15/2043	1,000,000		1,242,116
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Providence College)	5.00	11/1/2045	7,000,000		8,008,537
				9,250,653
South Carolina - .3%
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2036	2,000,000		2,353,628
Spartanburg Regional Health Services District, Revenue Bonds, Refunding	4.00	4/15/2036	1,370,000	[d]	1,631,985
Spartanburg Regional Health Services District, Revenue Bonds, Refunding	4.00	4/15/2037	835,000	[d]	992,085
Spartanburg Regional Health Services District, Revenue Bonds, Refunding	5.00	4/15/2035	1,580,000	[d]	2,062,620
Spartanburg Regional Health Services District, Revenue Bonds, Refunding	5.00	4/15/2034	1,505,000	[d]	1,972,070
				9,012,388
Tennessee - .8%
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	0.05	11/1/2035	11,760,000	[i]	11,760,000
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	0.05	7/1/2034	1,300,000	[i]	1,300,000
New Memphis Arena Public Building Authority, Revenue Bonds	4.00	4/1/2031	750,000	[b]	794,569
New Memphis Arena Public Building Authority, Revenue Bonds (Memphis Project)	0.00	4/1/2032	775,000	[f]	636,462
Tennessee Energy Acquisition Corp., Revenue Bonds (The Tennessee Energy Acquisition) Ser. A	5.00	11/1/2031	5,000,000	[c]	6,471,468
				20,962,499

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
Texas - 9.1%
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding (Uplift Education) Ser. A	5.00	12/1/2046	1,100,000		1,259,206
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding (Uplift Education) Ser. A	5.00	12/1/2036	1,315,000		1,526,693
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding, Ser. A	4.00	8/15/2046	860,000		924,819
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding, Ser. A	4.00	8/15/2041	610,000		660,060
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding, Ser. A	4.00	8/15/2036	330,000		359,621
Arlington Higher Education Finance Corp., Revenue Bonds, Ser. A	5.00	8/15/2053	925,000		1,008,602
Arlington Higher Education Finance Corp., Revenue Bonds, Ser. A	5.00	8/15/2048	1,900,000		2,076,896
Arlington Higher Education Finance Corp., Revenue Bonds, Ser. A	5.00	8/15/2038	1,000,000		1,109,607
Austin Airport System, Revenue Bonds, Ser. A	5.00	11/15/2046	13,120,000		15,666,124
Bexar County Health Facilities Development Corp., Revenue Bonds, Refunding (Army Retirement Residence Foundation Project)	5.00	7/15/2041	1,750,000		1,926,850
Central Texas Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	7/1/2025	7,300,000	[e]	8,458,184
Central Texas Regional Mobility Authority, Revenue Bonds, Ser. B	4.00	1/1/2051	4,255,000		4,938,089
Central Texas Regional Mobility Authority, Revenue Bonds, Ser. E	5.00	1/1/2045	1,250,000		1,553,919
Central Texas Turnpike System, Revenue Bonds, Refunding, Ser. A	5.00	8/15/2022	6,000,000	[e]	6,205,349
Central Texas Turnpike System, Revenue Bonds, Refunding, Ser. B	5.00	8/15/2037	16,235,000		17,992,741
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools)	5.00	8/15/2032	2,745,000		2,818,406
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools)	6.00	8/15/2033	1,500,000		1,626,574
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools)	6.00	8/15/2043	2,770,000		2,989,633

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
Texas - 9.1% (continued)
Clifton Higher Education Finance Corp., Revenue Bonds (Uplift Education) Ser. A	5.00	12/1/2045	3,855,000		4,253,533
Clifton Higher Education Finance Corp., Revenue Bonds, Ser. D	6.13	8/15/2048	18,000,000		20,706,170
Dallas Area Rapid Transit, Revenue Bonds, Refunding, Ser. B	4.00	12/1/2051	5,000,000	[d]	5,876,826
Dallas Area Rapid Transit, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2047	2,500,000	[d]	3,211,676
Dallas Fort Worth International Airport, Revenue Bonds, Refunding	4.00	11/1/2034	6,500,000		7,879,739
Dallas Fort Worth International Airport, Revenue Bonds, Refunding	4.00	11/1/2035	5,000,000		6,048,220
Dallas Fort Worth International Airport, Revenue Bonds, Refunding	4.00	11/1/2045	2,000,000		2,357,445
Danbury Higher Education Authority, Revenue Bonds, Ser. A	4.00	8/15/2049	5,000,000		5,042,108
Danbury Higher Education Authority, Revenue Bonds, Ser. A	5.13	8/15/2049	2,240,000		2,280,202
Grand Parkway Transportation Corp., Revenue Bonds, Refunding	4.00	10/1/2049	5,000,000		5,798,342
Grand Parkway Transportation Corp., Revenue Bonds, Ser. A	5.00	10/1/2043	5,000,000		6,186,984
Grand Parkway Transportation Corp., Revenue Bonds, Ser. A	5.50	10/1/2023	4,500,000	[e]	4,926,138
Grand Parkway Transportation Corp., Revenue Bonds, Ser. B	5.20	10/1/2031	2,000,000	[b]	2,326,695
Grand Parkway Transportation Corp., Revenue Bonds, Ser. B	5.40	10/1/2033	2,500,000	[b]	2,922,228
Grand Parkway Transportation Corp., Revenue Bonds, Ser. B	5.45	10/1/2034	2,235,000	[b]	2,613,134
Houston Airport System, Revenue Bonds (United Airlines) Ser. A	4.00	7/15/2041	1,000,000		1,067,537
Houston Airport System, Revenue Bonds (United Airlines) Ser. A	4.00	7/1/2041	1,250,000		1,338,426
Houston Airport System, Revenue Bonds, Refunding (United Airlines)	5.00	7/15/2027	1,000,000		1,172,483
Houston Airport System, Revenue Bonds, Refunding (United Airlines) Ser. A	5.00	7/1/2027	1,000,000		1,171,682
Houston Airport System, Revenue Bonds, Refunding (United Airlines) Ser. C	5.00	7/15/2027	1,000,000		1,172,483

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
Texas - 9.1% (continued)
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)	4.63	10/1/2031	3,250,000	[a]	3,418,649
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds (Sanctuary LTC Project) Ser. A1	5.25	1/1/2042	5,000,000		5,032,072
Newark Higher Education Finance Corp., Revenue Bonds (A+ Charter Schools) Ser. A	5.50	8/15/2035	750,000	[a]	842,726
Newark Higher Education Finance Corp., Revenue Bonds (A+ Charter Schools) Ser. A	5.75	8/15/2045	1,000,000	[a]	1,121,414
North Texas Tollway Authority, Revenue Bonds, Refunding	5.00	1/1/2036	2,800,000		3,407,023
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	4.00	1/2/2038	5,000,000		5,870,827
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	3.00	1/1/2046	5,000,000		5,282,550
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	4.00	1/1/2041	2,000,000		2,380,396
Port Beaumont Navigation District, Revenue Bonds	2.75	1/1/2036	1,000,000	[a]	1,000,415
Port Beaumont Navigation District, Revenue Bonds	2.88	1/1/2041	1,000,000	[a]	991,456
Port Beaumont Navigation District, Revenue Bonds, Refunding, Ser. A	3.63	1/1/2035	1,500,000	[a]	1,546,145
Port Beaumont Navigation District, Revenue Bonds, Refunding, Ser. A	4.00	1/1/2050	1,500,000	[a]	1,546,165
Pottsboro Higher Education Finance Corp., Revenue Bonds, Ser. A	5.00	8/15/2046	1,000,000		1,085,242
San Antonio Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. B	5.00	8/1/2044	7,140,000		8,114,531
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds, Refunding	5.00	12/15/2032	1,500,000		1,979,448
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds, Refunding	5.00	12/15/2031	1,700,000		2,206,948
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds, Refunding	5.00	12/15/2030	2,000,000		2,551,730
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (Blueridge Transportation Group)	5.00	12/31/2045	1,000,000		1,120,362

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 102.1% (continued)
Texas - 9.1% (continued)
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (NTE Mobility Partners Segments 3)	6.75	6/30/2043	5,000,000	5,541,040
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (NTE Mobility Partners Segments 3)	7.00	12/31/2038	10,000,000	11,131,100
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2039	1,500,000	1,767,877
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2039	1,600,000	1,885,736
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2040	1,500,000	1,763,361
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2037	1,250,000	1,482,563
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2036	3,100,000	3,685,442
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2037	1,250,000	1,481,411
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2038	2,000,000	2,363,953
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2038	2,000,000	2,365,789
Texas Transportation Commission, Revenue Bonds	5.00	8/1/2057	2,000,000	2,329,881
				246,749,676
U.S. Related - 4.5%
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	6.00	10/1/2034	570,000	621,122

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
U.S. Related - 4.5% (continued)
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	6.13	10/1/2043	360,000		392,850
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	6.00	10/1/2023	1,430,000	[e]	1,574,069
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	6.13	10/1/2023	1,640,000	[e]	1,808,958
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding, Ser. C	6.25	10/1/2034	600,000		650,231
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding, Ser. C	6.38	10/1/2043	480,000		520,203
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding, Ser. C	6.25	10/1/2023	400,000	[e]	442,119
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding, Ser. C	6.38	10/1/2023	520,000	[e]	575,939
Guam, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2046	1,500,000		1,719,408
Guam, Revenue Bonds, Refunding, Ser. F	4.00	1/1/2042	2,250,000		2,545,805
Guam, Revenue Bonds, Refunding, Ser. F	4.00	1/1/2036	1,750,000		2,024,776
Guam Government Waterworks Authority, Revenue Bonds, Ser. A	5.00	1/1/2050	2,000,000		2,451,451
Puerto Rico, GO, Refunding, Ser. A	5.00	7/1/2041	2,500,000	[h]	2,250,000
Puerto Rico, GO, Refunding, Ser. A	8.00	7/1/2035	10,000,000	[h]	8,775,000
Puerto Rico, GO, Refunding, Ser. A-PSA	4.13	7/1/2022	6,090,000	[h]	5,579,962
Puerto Rico, GO, Ser. A	5.00	7/1/2027	2,555,000	[h]	2,513,481
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2030	15,000,000	[a]	18,751,312
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2035	5,000,000	[a]	6,119,299
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2047	7,500,000	[a]	8,926,966
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Ser. A	5.25	7/1/2042	2,000,000		2,055,558

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
U.S. Related - 4.5% (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Ser. A	5.75	7/1/2037	2,500,000		2,576,686
Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Ser. DDD	5.00	7/1/2022	2,000,000	[h]	1,835,000
Puerto Rico Electric Power Authority, Revenue Bonds, Ser. A	6.75	7/1/2036	10,000,000	[h]	9,437,500
Puerto Rico GDB Debt Recovery Authority, Revenue Bonds	7.50	8/20/2040	4,470,964		4,213,884
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding, Ser. M	5.00	7/1/2032	220,000	[h]	130,350
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding, Ser. M	5.00	7/1/2025	110,000	[h]	65,175
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Ser. G	5.00	7/1/2042	120,000	[h]	71,100
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Ser. K	5.00	7/1/2030	120,000	[h]	71,100
Puerto Rico Infrastructure Financing Authority, Revenue Bonds, Ser. B	5.00	7/1/2021	500,000	[h]	238,750
Puerto Rico Infrastructure Financing Authority, Revenue Bonds, Ser. B	5.00	7/1/2041	9,965,000	[h]	4,783,200
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	0.00	7/1/2031	498,000	[f]	400,182
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	0.00	7/1/2029	387,000	[f]	334,794
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	0.00	7/1/2033	561,000	[f]	420,089
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	0.00	7/1/2051	4,348,000	[f]	1,052,402
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	0.00	7/1/2046	5,338,000	[f]	1,785,045
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	0.00	7/1/2027	397,000	[f]	363,310
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	0.00	7/1/2024	185,000	[f]	177,743
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	4.50	7/1/2034	4,311,000		4,716,307
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	4.55	7/1/2040	208,000		236,275
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	4.75	7/1/2053	1,526,000		1,729,445
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	5.00	7/1/2058	8,783,000		10,083,387

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
U.S. Related - 4.5% (continued)
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A2	4.33	7/1/2040	2,112,000		2,370,736
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A2	4.54	7/1/2053	63,000		70,587
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A2	4.78	7/1/2058	847,000		961,656
Virgin Islands Public Finance Authority, Revenue Bonds, Ser. A	5.00	10/1/2029	2,250,000		2,256,813
Virgin Islands Public Finance Authority, Revenue Bonds, Ser. A	5.00	10/1/2034	1,500,000		1,499,207
Virgin Islands Public Finance Authority, Revenue Bonds, Ser. A	6.75	10/1/2037	1,250,000		1,261,042
				123,440,274
Utah - .6%
Mida Mountain Village Public Infrastructure District, Special Assessment Bonds (Mountain Village Assignment Area #2)	4.00	8/1/2050	2,000,000	[a]	2,080,504
Military Installation Development Authority, Revenue Bonds, Ser. A1	4.00	6/1/2052	2,000,000		1,998,421
Military Installation Development Authority, Revenue Bonds, Ser. A1	4.00	6/1/2041	1,500,000		1,520,403
Military Installation Development Authority, Revenue Bonds, Ser. A1	4.00	6/1/2036	1,000,000		1,021,355
Utah Charter School Finance Authority, Revenue Bonds, Refunding (Summit Academy) Ser. A	5.00	4/15/2044	625,000		751,196
Utah Charter School Finance Authority, Revenue Bonds, Refunding (Summit Academy) Ser. A	5.00	4/15/2049	1,150,000		1,374,247
Utah County, Revenue Bonds (IHC Health Services Inc Obligated Group) Ser. A	4.00	5/15/2043	2,750,000		3,237,379
Utah County, Revenue Bonds (IHC Health Services Inc Obligated Group) Ser. A	5.00	5/15/2050	3,000,000		3,765,654
				15,749,159
Virginia - 2.7%
Arlington County Industrial Development Authority, Revenue Bonds, Refunding (Virginia Hospital Center)	4.00	7/1/2045	5,000,000		5,841,101
Chesapeake Expressway, Revenue Bonds, Refunding, Ser. B	4.88	7/15/2040	2,000,000	[b]	2,212,760
Richmond Public Utility, Revenue Bonds, Ser. A	4.00	1/15/2050	3,000,000		3,536,136

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
Virginia - 2.7% (continued)
Roanoke County Economic Development Authority, Revenue Bonds, Refunding (Richfield Living Obligated Group) Ser. A	5.25	9/1/2049	10,000,000		9,489,843
University of Virginia, Revenue Bonds, Refunding, Ser. A1	4.00	4/1/2045	3,950,000		4,326,432
Virginia Small Business Financing Authority, Revenue Bonds (95 Express Lanes Project)	5.00	1/1/2040	7,510,000		7,538,061
Virginia Small Business Financing Authority, Revenue Bonds (95 Express Lanes Project)	5.00	1/1/2040	12,395,000		12,441,344
Virginia Small Business Financing Authority, Revenue Bonds (Elizabeth River Crossing Opco Project)	5.25	1/1/2032	4,000,000		4,109,039
Virginia Small Business Financing Authority, Revenue Bonds (Elizabeth River Crossing Opco Project)	6.00	1/1/2037	1,665,000		1,718,709
Virginia Small Business Financing Authority, Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2049	4,500,000		5,375,885
Virginia Small Business Financing Authority, Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2056	4,000,000		4,755,194
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (National Senior Campuses Inc Obligated Group) Ser. A	4.00	1/1/2045	3,000,000		3,390,894
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (National Senior Campuses Inc Obligated Group) Ser. A	4.00	1/1/2040	3,000,000		3,418,751
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (National Senior Campuses Inc Obligated Group) Ser. A	4.00	1/1/2051	2,750,000		3,096,714
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (Virginia State University Real Estate Foundation) (LOC; Bank of America NA)	0.05	7/1/2030	1,100,000	[i]	1,100,000
				72,350,863

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
Washington - .9%
Central Puget Sound Regional Transit Authority, Revenue Bonds, Refunding (Green Bond) Ser. S1	3.00	11/1/2036	5,000,000		5,584,757
Washington, GO, Refunding, Ser. R-2021A	5.00	6/1/2035	1,250,000		1,629,874
Washington, GO, Refunding, Ser. R-2021A	5.00	6/1/2034	1,250,000		1,632,594
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Fred Hutchinson Cancer Research Center) Ser. C, 1 Month MUNIPSA +1.05%	1.10	7/3/2023	7,965,000	[c,g]	8,007,104
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance Obligated Group)	4.00	12/1/2040	1,000,000	[a]	1,185,009
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance Obligated Group)	4.00	12/1/2045	1,200,000	[a]	1,398,996
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance Obligated Group)	4.00	12/1/2048	1,000,000	[a]	1,158,321
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance Obligated Group)	4.00	9/1/2050	1,000,000		1,151,944
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance Obligated Group)	5.00	9/1/2050	1,500,000		1,881,319
				23,629,918
West Virginia - .8%
West Virginia, GO, Ser. B	5.00	6/1/2041	10,000,000		12,405,249
West Virginia Economic Development Authority, Revenue Bonds (Arch Resources)	5.00	7/1/2025	1,000,000	[c]	1,084,183
West Virginia Hospital Finance Authority, Revenue Bonds, Refunding (Charleston Area Medical Center Obligated Group)	5.00	9/1/2038	1,500,000		1,837,481
West Virginia Hospital Finance Authority, Revenue Bonds, Refunding (Charleston Area Medical Center Obligated Group)	5.00	9/1/2039	1,450,000		1,773,070

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
West Virginia - .8% (continued)
West Virginia Hospital Finance Authority, Revenue Bonds, Refunding (LOC; TD Bank NA) Ser. C	0.05	6/1/2034	5,100,000	[i]	5,100,000
				22,199,983
Wisconsin - 1.3%
Public Finance Authority, Revenue Bonds (Maryland Proton Treatment Center) Ser. A1	6.38	1/1/2048	2,500,000	[a]	1,943,931
Public Finance Authority, Revenue Bonds (Nevada State College)	5.00	5/1/2055	5,000,000	[a]	4,392,251
Public Finance Authority, Revenue Bonds (Piedmont Community Charter School)	5.00	6/15/2049	3,440,000		4,069,644
Public Finance Authority, Revenue Bonds (Piedmont Community Charter School)	5.00	6/15/2053	1,000,000		1,179,544
Public Finance Authority, Revenue Bonds (Sky Harbour Capital Obligated Group)	4.25	7/1/2054	2,500,000		2,623,808
Public Finance Authority, Revenue Bonds, Refunding (Friends Homes Obligated Group)	5.00	9/1/2039	2,230,000	[a]	2,559,254
Public Finance Authority, Revenue Bonds, Refunding (Renown Regional Medical Center)	4.00	6/1/2045	6,515,000		7,578,970
Wisconsin Center District, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	0.00	12/15/2046	3,990,000	[f]	1,654,742
Wisconsin Center District, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	0.00	12/15/2044	8,735,000	[f]	3,930,631
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Marshfield Clinic Health System Obligated Group) Ser. C	5.00	2/15/2047	4,500,000		5,297,310
				35,230,085
Total Long-Term Municipal Investments (cost $2,578,350,018)			2,772,076,319
Total Investments (cost $2,616,350,018)			103.6%	2,811,470,453
Liabilities, Less Cash and Receivables			(3.6%)	(96,600,111)
Net Assets			100.0%	2,714,870,342

LIBOR—London Interbank Offered Rate

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2021, these securities were valued at $278,527,981 or 10.26% of net assets.

b Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

c These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

d Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of November 30, 2021.

e These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

f Security issued with a zero coupon. Income is recognized through the accretion of discount.

g Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

h Non-income producing—security in default.

i The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon Municipal Opportunities Fund

November 30, 2021 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Short
U.S. Treasury 10 Year Notes	50	3/22/2022	6,474,904	6,540,625	(65,721)
U.S. Treasury Long Bond	100	3/22/2022	15,932,622	16,212,500	(279,878)
U.S. Treasury Ultra Long Bond	625	3/22/2022	121,878,282	125,351,563	(3,473,281)
Ultra 10 Year U.S. Treasury Notes	625	3/22/2022	90,482,207	91,806,644	(1,324,437)
Gross Unrealized Depreciation				(5,143,317)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Municipal Opportunities Fund

November 30, 2021 (Unaudited)

The following is a summary of the inputs used as of November 30, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Corporate Bonds	-	39,394,134	-	39,394,134
Municipal Securities	-	2,772,076,319	-	2,772,076,319
Liabilities ($)
Other Financial Instruments:
Futures††	(5,143,317)	-	-	(5,143,317)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at November 30, 2021 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At November 30, 2021, accumulated net unrealized appreciation on investments was $195,120,435, consisting of $209,808,629 gross unrealized appreciation and $14,688,194 gross unrealized depreciation.

At November 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.